Financial risk management - Schedule of Fair Value of Financial Instruments (Details) - Recurring fair value measurements [Member] - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial risk management
Financial assets at fair value through profit or loss	¥ 1,291	¥ 132,352
Financial assets at fair value through other comprehensive income	92,396	66,642
Financial liabilities at fair value through profit or loss	22,044	241,524
Level 1 [Member]
Financial risk management
Financial assets at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income	92,396	66,642
Financial liabilities at fair value through profit or loss	0	0
Level 2 [Member]
Financial risk management
Financial assets at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income	0	0
Financial liabilities at fair value through profit or loss	0	0
Level 3 [Member]
Financial risk management
Financial assets at fair value through profit or loss	1,291	132,352
Financial assets at fair value through other comprehensive income	0	0
Financial liabilities at fair value through profit or loss	¥ 22,044	¥ 241,524